Taxation - Schedule of Income Tax (Benefit) Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current tax expense	$ 11,961	72,411	59,767	57,371
Deferred tax (benefit) expense	573	3,469	2,419	(11,051)
Income tax (benefit) expense	$ 12,534	75,880	62,186	46,320